PNC SMALL CAP FUND (Second Prospectus Summary) | PNC SMALL CAP FUND
PNC SMALL CAP FUND (formerly, PNC Small Cap Core Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC SMALL CAP FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC SMALL CAP FUND CLASS I
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.23%
Total Annual Fund Operating Expenses	[1]	1.23%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC SMALL CAP FUND CLASS I	125	390	676	1,489

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 47%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between $100 million and $3 billion at time of purchase.

The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC's (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow

Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders, through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.

The Adviser will generally sell a security when cash flow return on investment flattens or declines, and when market price equals or exceeds cash flow value

"target". However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.
[1]
PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         21.50%   (6/30/09)

Worst Quarter       -25.41%   (12/31/08)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 6.05%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC SMALL CAP FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		28.37%	3.02%	4.37%	Apr. 02, 2004
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	28.37%	2.61%	4.06%	Apr. 02, 2004
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	18.44%	2.52%	3.72%	Apr. 02, 2004
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	5.65%	Mar. 31, 2004
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	CFROI is a registered trademark of CSFB Holt.